As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.68%
	Aerospace & Defense - 3.04%
8,931	Precision Castparts Corp.	$533,716
50,524	United Technologies Corp.	3,204,232
		3,737,948

	Air Freight & Logistics - 2.59%
27,200	FedEx Corp.	3,178,592

	Beverages - 3.49%
71,445	PepsiCo, Inc.	4,289,558

	Biotechnology - 4.72%
59,806	Celgene Corp.*	2,836,599
50,226	Gilead Sciences, Inc.*	2,971,370
		5,807,969

	Capital Markets - 3.40%
20,954	Merrill Lynch & Co, Inc.	1,457,560
46,931	State Street Corp.	2,726,222
		4,183,782

	Commercial Banks - 2.97%
54,526	Wells Fargo & Co.	3,657,604

	Communications Equipment - 2.13%
111,402	Cisco Systems, Inc.*	2,175,681
18,158	Corning, Inc.*	439,242
		2,614,923

	Computers & Peripherals - 1.35%
52,541	Hewlett-Packard Co.	1,664,499

	Construction Materials - 0.40%
6,362	Vulcan Materials Co.	496,236

	Diversified Financial Services - 2.68%
59,175	Principal Financial Group, Inc.	3,293,089

	Diversified Telecommunication Services - 2.89%
127,225	AT&T, Inc.	3,548,305

	Electric Utilities - 2.45%
50,400	TXU Corp.	3,013,416

	Energy Equipment & Services - 9.23%
40,802	Baker Hughes, Inc.	3,339,644
30,364	Halliburton Co.	2,253,312
46,449	Schlumberger Ltd.#	3,024,294
54,964	Weatherford International Ltd.*#	2,727,314
		11,344,564

	Food & Staples Retailing - 2.56%
55,045	Costco Wholesale Corp.	3,144,721

	Health Care Equipment & Supplies - 0.80%
13,350	C.R. Bard, Inc.	978,021

	Health Care Providers & Services - 4.33%
66,740	AmerisourceBergen Corp.	2,797,741
9,005	Laboratory Corp Of America Holdings*	560,381
32,726	Quest Diagnostics	1,960,942
		5,319,064

	Household Products - 6.09%
30,525	Clorox Co.	1,861,109
70,730	Colgate-Palmolive Co.	4,236,727
24,955	Procter & Gamble Co.	1,387,498
		7,485,334

	Insurance - 4.48%
59,578	Chubb Corp.	2,972,942
32,631	Prudential Financial, Inc.	2,535,429
		5,508,371

	IT Services - 2.16%
39,459	Cognizant Technology Solutions Corp.*	2,658,353

	Machinery - 7.60%
35,039	Caterpillar, Inc.	2,609,705
45,124	Danaher Corp.	2,902,375
59,919	Dover Corp.	2,961,796
10,600	Paccar, Inc.	873,228
		9,347,104

	Media - 2.29%
94,047	The Walt Disney Co.	2,821,410

	Metals & Mining - 1.44%
12,198	BHP Billiton Ltd. - ADR	525,368
5,959	Rio Tinto PLC - ADR	1,249,662
		1,775,030

	Oil & Gas - 4.68%
38,175	Kerr-McGee Corp.	2,647,436
37,236	Marathon Oil Corp.	3,101,759
		5,749,195

	Pharmaceuticals - 3.72%
35,175	Johnson & Johnson	2,107,686
22,844	Novartis AG - ADR	1,231,749
27,708	Wyeth	1,230,512
		4,569,947

	Road & Rail - 5.27%
22,945	Burlington Northern Santa Fe Corp.	1,818,391
24,364	CSX Corp.	1,716,200
55,443	Norfolk Southern Corp.	2,950,677
		6,485,268

	Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 1.06%
12,338	Garmin Ltd.#	1,300,918

	Semiconductor & Semiconductor Equipment - 0.70%
28,283	Texas Instruments, Inc.	856,692

	Specialty Retail - 4.91%
90,354	Office Depot, Inc.*	3,433,452
107,287	Staples, Inc.	2,609,220
		6,042,672

	Thrifts & Mortgage Finance - 1.77%
13,539	Golden West Financial Corp.	1,004,594
25,626	Washington Mutual, Inc.	1,168,033
		2,172,627

	Wireless Telecommunication Services - 0.48%
10,576	NII Holdings, Inc.*	596,275
	Total Common Stocks (Cost $115,615,946)	117,641,487
	SHORT-TERM INVESTMENTS - 5.36%
3,177,722	Aim Liquid Assets	3,177,722
3,417,060	AIM STIT-STIC Prime Portfolio	3,417,060
	Total Short-Term Investments (Cost $6,594,782)	6,594,782
	Total Investments in Securities (Cost $122,210,728) - 101.04%	124,236,269
	Liabilities in Excess of Other Assets - (1.04)%	(1,283,818)
	Net Assets - 100.00%	$122,952,451

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows**:

Cost of investments	$122,210,728

Gross unrealized appreciation	$3,323,758
Gross unrealized depreciation	(1,298,217)
Net unrealized appreciation	$2,025,541

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 8/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 8/28/06

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 8/28/06

* Print the name and title of each signing officer under his or her signature.